Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2014
Minimum [Member] | Buildings and Constructions [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	5 years
Minimum [Member] | Operating Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	2 years
Minimum [Member] | Transfer Devices [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	3 years
Minimum [Member] | Transportation Equipment and Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	2 years
Minimum [Member] | Tools, Furniture, Fixtures and Other [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	2 years
Maximum [Member] | Buildings and Constructions [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	85 years
Maximum [Member] | Operating Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	30 years
Maximum [Member] | Transfer Devices [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	30 years
Maximum [Member] | Transportation Equipment and Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	25 years
Maximum [Member] | Tools, Furniture, Fixtures and Other [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	15 years